Variable Interest Entities	12 Months Ended
Jun. 30, 2015
VARIABLE INTEREST ENTITIES [Abstract]
Variable Interest Entities
2.	VARIABLE INTEREST ENTITIES

Zhilian Wangpin entered into a series of contractual agreements (collectively, “VIE Agreements”) with the VIEs and the respective direct equity owners of the VIEs, who are affiliated with the Company or who are affiliated with a former preferred shareholder of the Company. Through these contractual agreements, Zhilian Wangpin is able to:

•	exercise effective control over each VIE;

•	receive substantially all of the economic benefits and residual returns, and absorb substantially all the risks of expected losses as if it were the sole shareholder; and

•	have an exclusive option to purchase all of the equity interest in each VIE.

As a result, Zhilian Wangpin is the primary beneficiary in each variable interest arrangement, the results of operations, assets and liabilities of the VIEs have been included in the Group’s consolidated financial statements.

VIE Agreements

Zhilian Wangpin’s relationships with the VIEs are governed by the following contractual agreements. Unless otherwise stated, the contractual agreements signed with each VIE contains substantially similar terms as described below.

Business Operations Agreements

Pursuant to the Business Operations Agreements entered into between Zhilian Wangpin, each VIE and its respective direct equity owners, the VIE must appoint the persons designated by Zhilian Wangpin to be its directors, general manager, chief financial officer and any other senior officers. The VIE and its direct equity owners agree to accept the proposals provided by Zhilian Wangpin, from time to time and at any time, relating to employment, daily business and financial management. That is, Zhilian Wangpin has the contractual right to make all decisions of the VIE, including the power to direct and dictate the corporate policy, financial management, daily operations and staff employment of the VIE. Without Zhilian Wangpin’s prior written consent, the VIE shall not conduct any transaction which may materially affect its assets, obligations, rights or operations, including, but not limited to, incurrence or assumption of any indebtedness, sale or purchase of any assets or rights, incurrence of any encumbrance on any of its assets or intellectual property rights in favor of a third party, or transfer of any rights or obligations under this agreement to a third party. The term of these agreements are ten years and will be extended if Zhilian Wangpin provides a written notice requesting extension prior to the expiration date. Zhilian Wangpin may terminate the agreement at any time by providing advance written notice to the VIE. Neither the VIE nor any of its direct equity owners may terminate this agreement prior to the expiration date.

Equity Interest Pledge Agreements

Pursuant to the Equity Interest Pledge Agreements entered into between Zhilian Wangpin, each VIE and its respective direct equity owners, the direct equity owners pledged all of their equity interest in their VIE to Zhilian Wangpin to guarantee the VIE and the direct equity owners’ obligations under, where applicable, the Loan Agreement, the Exclusive Technical and Consulting Services Agreement, the Business Operation Agreement and the Exclusive Equity Option Agreement. If the VIE and/or any of its direct equity owners breach their contractual obligations under these agreements, Zhilian Wangpin, as pledgee, will be entitled to certain rights, including the right to sell in accordance with the legal procedures or otherwise dispose of the pledged equity interests. In addition, Zhilian Wangpin has the right to convert the value of all or part of pledged equity interests into money in compliance with legal procedures, or has the priority to be compensated by the proceeds generated from auction or sale of such pledged equity interests. Without Zhilian Wangpin’s prior written consent, the direct equity owners of the VIE shall not transfer or assign the pledged equity interests, or create or allow any encumbrance that would prejudice Zhilian Wangpin’s interests. The Equity Interest Pledge Agreements shall expire on the date on which the VIE and its direct equity owners have fully performed their obligations under the aforementioned agreements.

Power of Attorney

Pursuant to the Power of Attorney, the direct equity owners each irrevocably appointed a person designated by Zhilian Wangpin as their attorney-in-fact to vote on their behalf on all matters of its respective VIE requiring shareholder approval under PRC laws and regulations and the VIE’s articles of association.

The appointment of the person designated by Zhilian Wangpin as the attorney-in-fact is conditional upon such person’s employment with Zhilian Wangpin or its affiliates. Each Power of Attorney will remain in force for ten years unless terminated earlier upon the occurrence of any of the following: (i) the person designated by Zhilian Wangpin terminates his or her employment with Zhilian Wangpin or its affiliates; (ii) Zhilian Wangpin issues a written notice to dismiss or replace the person designated by Zhilian Wangpin with another person; or (iii) the business operations agreement among Zhilian Wangpin, the VIE and its respective direct equity owners terminates or expires. The terms of the Power of Attorney agreement can be extended upon Zhilian Wangpin’s request, and the VIE’s approval of the agreement is not required. The VIE has no right to terminate the Power of Attorney agreement in any event.

Exclusive Equity Option Agreements

Pursuant to the Exclusive Equity Option Agreements entered into between Zhilian Wangpin, each VIE and the respective direct equity owners of each VIE, the direct equity owners have granted Zhilian Wangpin or its designated representatives an exclusive option to purchase, to the extent permitted under PRC law, all or part of their equity interest in the VIE in consideration for the loans extended to the direct equity owners of the VIE under the Loan Agreement mentioned below. Pursuant to the agreement, Zhilian Wangpin has the option to acquire the equity interest at the lowest price then permitted by PRC law in consideration of the cancellation of all or part of the loans extended to the direct equity owners under the Loan Agreement. Zhilian Wangpin or its designated representatives have sole discretion to decide when to exercise such options, either in part or in full. Zhilian Wangpin or its designated representatives are entitled to exercise the options an unlimited number of times until all of the equity interests have been acquired, and can freely transfer the option to any third party. Without Zhilian Wangpin’s consent, the direct equity owners may not transfer, donate, pledge or otherwise dispose of their equity shareholdings in any way. The term of this agreement is ten years and may be extended by Zhilian Wangpin’s written notice prior to the expiration date. The Exclusive Equity Option Agreement remains in full force and effect during the term of the agreement and extended period unless Zhilian Wangpin gives advance notice of termination to the direct equity owners or the VIE files bankruptcy, is dissolved or is forced to be closed.

Exclusive Technical and Consulting Services Agreements

Pursuant to the Exclusive Technical and Consulting Services Agreement between Zhilian Wangpin and each VIE, Zhilian Wangpin has the exclusive right to provide to the VIE technical and consulting services relating to, among other things, server maintenance and related internet platform management services, development and upgrade of application software for servers and users, training of technical and business personnel, and other services agreed upon by the parties. Without Zhilian Wangpin’s prior written consent, the VIE shall not engage any third party for any of the technical and consulting services provided under this agreement. In addition, Zhilian Wangpin exclusively owns all intellectual property rights resulting from the performance of all services under this agreement. The Exclusive Technical and Consulting Services Agreement entitles Zhilian Wangpin to charge the VIE service fees that amount to substantially all of the net income of the VIE. The term of this agreement is ten years and will be extended upon the written notice made by Zhilian Wangpin for a period determined by Zhilian Wangpin. Zhilian Wangpin can terminate the agreement at any time by providing 30 days’ prior written notice to the VIE. The VIE is not permitted to terminate the agreement prior to the expiration date, unless due to Zhilian Wangpin’s gross negligence, fraud, unlawful conducts or bankruptcy.

Loan Agreements

Under the Loan Agreements between Zhilian Wangpin and the direct equity owners, Zhilian Wangpin extended interest-free loans to the direct equity owners of each VIE solely for the purpose of capital injection to the VIE. The loan can be repaid only with the proceeds from the sale of all of the equity interest in the VIE to Zhilian Wangpin, or its designated representatives upon the written request of Zhilian Wangpin. The term of the loan is ten years from the date when the loan is received by the direct equity owners, and will be automatically extended for another one year for an unlimited number of times unless terminated by written notice from Zhilian Wangpin to the direct equity owners of the VIE thirty days prior to the due date.

Risks in Relation to the Corporate Structure

Pursuant to Business Operations Agreements and Power of Attorney, the Company has obtained power, as granted to the direct equity owners by the applicable PRC law and under the articles of association of the VIEs, to direct all significant activities of the VIEs, which include but are not limited to budgeting, financing, and making other strategic and operational decisions, which significantly impact the VIEs’ economic performance.

Under the Exclusive Technical and Consulting Service Agreement, the amount of service fees to be paid by the VIEs shall be determined by Zhilian Wangpin. Zhilian Wangpin is contractually given the power to determine the amount of the service fees as deemed appropriate given that Zhilian Wangpin has effective control over the management and board of directors of the VIEs through the Business Operations Agreements and Power of Attorney agreements. Accordingly, the Exclusive Technical and Consulting Service Agreements give Zhilian Wangpin the ability to extract substantially all of the economic benefits out of the VIEs at Zhilian Wangpin’s sole discretion. In addition, under the other contractual arrangements between Zhilian Wangpin, the VIEs and the direct equity owners, Zhilian Wangpin has the sole authority to restrict any payment of dividends or any amounts to the direct equity owners. Zhilian Wangpin also has the right to receive all residual assets of the VIEs through the exercise of the call option under the Exclusive Equity Option Agreements, when and to the extent permitted by PRC law.

As a result of the VIE Agreements, direct equity owners of the VIEs do not have the ability to control or make decisions affecting the VIEs’ business and operations, nor do they have the ability to absorb the expected losses or receive the expected residual returns of the VIEs. The Company, through Zhilian Wangpin’s assumption of voting and dividend rights, controls the VIEs and is the ultimate primary beneficiary of the VIEs. Therefore, the Company has the right to receive significant benefits from the VIEs and has consolidated the financial results of the VIEs in the Company’s consolidated financial statements since their dates of incorporation.

The Group believes that Zhilian Wangpin’s contractual arrangements with the VIEs and the direct equity owners of the VIEs are in compliance with PRC regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Group’s ability to enforce these contractual arrangements. If the corporate structure and contractual arrangements through which the Group conducts its business in China are found to be in violation of any existing or future PRC regulations, the relevant PRC regulatory authorities could:

•	revoke or refuse to grant or renew the Group’s business and operating licenses in China;

•	restrict or prohibit related party transactions between Zhilian Wangpin and the VIEs;

•	impose fines or other requirements which the Group may find difficult or impossible to comply with;

•	require the Group to alter the corporate structure; and

•	restrict or prohibit the Group’s ability to finance its operations.

The imposition of any of these penalties could result in a material adverse effect on the Group’s results of operations and financial condition. Any changes in PRC regulations that affect the Group’s ability to exercise effective control over the VIEs and receive substantially all of the economic benefits and residual returns of the VIEs may preclude the Group from consolidating the VIEs in the future. In addition, the legal owners of the VIEs are different from the legal owners of the Company and Zhilian Wangpin, and therefore the Group cannot be assured that when conflicts of interest arise, any or all of the direct equity owners will act in the best interests of the Group or such conflicts will be resolved in the Group’s favor. The direct equity owners of the VIEs may breach, cause the VIEs to breach, or refuse to renew the existing contractual arrangements with Zhilian Wangpin. To prevent this from occurring, the following controls have been implemented by the Company:

•	The Company and its controlling shareholder SEEK Limited (“SEEK”) have the power to appoint direct equity owners of the VIEs, and are able to exercise appropriate evaluation of honesty and integrity of the direct equity owners of the VIEs;

•	Management of VIEs are designated by the Company to ensure VIEs are operating in accordance with the instructions directed by the Company; and

•	Business licenses and all company seals and chops of the VIEs are kept in the custody of the Company, and may only be used by authorized personnel according to the policies determined by the Company.

As of June 30, 2015, six of the Group’s VIEs have registered their equity pledge with the relevant local administration for industry and commerce. The remaining four VIEs have yet to register their equity pledge. Although the lack of registration of the equity pledges does not affect the Group’s ability to enforce the duly executed agreements against the direct equity owners of the VIEs, the Group may not be able to successfully enforce these pledges against any third parties, who may acquire the equity interests in the VIEs in good faith, until the equity pledges are registered.

The following consolidated financial information of the VIEs is included in the accompanying consolidated financial statements:

	As of June 30
	2014	2015
	RMB	RMB
Total assets	51,734	59,255
Total liabilities	85,346	60,413
Payable to third parties	42,651	34,997
Payable to inter-company entities*	42,695	25,416

	For The Year Ended June 30
	2013	2014	2015
	RMB	RMB	RMB
Net revenue	119,322	96,275	63,367
Net income	15,365	37,909	41,421
Inter-company payable/(receivable) forgiveness*	-	7,680	44,727
Inter-company dividends received**	-	24,900	-
Net income/(loss) from third parties	15,365	5,329	(3,306)

	For The Year Ended June 30
	2013	2014	2015
	RMB	RMB	RMB
Net increase/(decrease) in cash and cash equivalents	33,324	(14,358)	1,680

*	All inter-company transactions and balances have been eliminated upon consolidation.

**	On July 15, 2013, Beijing Wangpin declared a one-time cash dividend of RMB24,900 to Zhilian Sanke which holds 10% equity interest of Beijing Wangpin. On September 22, 2013, Beijing Wangpin paid out the cash dividend of RMB24,900 to Zhilian Sanke.

The total assets of the consolidated VIEs as of June 30, 2014 and 2015 were mainly comprised of cash and cash equivalents, accounts receivable, amounts due from inter-company entities, prepayments and other current assets and property and equipment. The total liabilities of the consolidated VIEs as of June 30, 2014 and 2015 were mainly comprised of accounts payable, salaries and welfare payable, deferred revenues and amounts due to inter-company entities.

Under the contractual agreements with the VIEs, Zhilian Wangpin has the power to direct activities of the VIEs, and direct the transfer of assets out of the VIEs. Therefore, Zhilian Wangpin considers that there are no assets in the consolidated VIEs that can be used only to settle obligations of the consolidated VIEs except for registered capitals of the VIEs amounting to RMB5,260 as of June 30, 2015. As the consolidated VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the consolidated VIEs.

Currently there is no contractual arrangement that could require Zhilian Wangpin or the Company to provide additional financial support to the VIEs. As the Group is conducting certain businesses in the PRC through the VIEs, the Group may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss.

There is no VIE where the Company or its subsidiaries have a variable interest but are not the primary beneficiary.